UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7878

DREYFUS LIFETIME PORTFOLIOS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	3/31/05

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
LifeTime
Portfolios, Inc.

SEMIANNUAL REPORT March 31, 2005

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization.Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE PORTFOLIOS

2	Letter from the Chairman
3	Discussion of Performance
8	Understanding Your Portfolio's Expenses
9	Comparing Your Portfolio's Expenses
With Those of Other Funds
Statement of Investments
10	Income Portfolio
23	Growth and Income Portfolio
39	Growth Portfolio
Statement of Financial Futures
22	Income Portfolio
38	Growth and Income Portfolio
44	Growth Portfolio
45	Statement of Assets and Liabilities
47	Statement of Operations
Statement of Changes in Net Assets
49	Income Portfolio
51	Growth and Income Portfolio
53	Growth Portfolio
Financial Highlights
55	Income Portfolio
57	Growth and Income Portfolio
59	Growth Portfolio
61	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus LifeTime
Portfolios, Inc.

The Portfolios

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus LifeTime Portfolios, Inc. covers the six-month period from October 1, 2004, through March 31, 2005. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Jocelin A. Reed.

Stocks rallied strongly in the wake of the U.S. presidential election during the fourth quarter of 2004 before losing some ground over the first three months of 2005 as rising energy prices, higher interest rates and greater inflation concerns dampened investor sentiment. Nonetheless, certain sectors of the stock market — most notably natural resources and foreign shares — produced relatively robust gains. In addition, a recent flurry of mergers-and-acquisitions activity boosted the prices of a number of individual stocks across a variety of industry groups.

In our view, the stock market's recent performance highlights the potential benefits of a long-term investment perspective and a diversified portfolio. At times such as these, when market conditions are mixed, we believe it is important to stay in touch with your financial advisor, who can help you respond to the challenges and opportunities of a changing investment environment.

Thank you for your continued confidence and support.

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation April 15, 2005

DISCUSSION OF PERFORMANCE

Jocelin A. Reed, CFA, Portfolio Manager

How did Dreyfus LifeTime Portfolios, Inc. perform relative to its benchmarks?

For the six-month period ended March 31, 2005, Dreyfus LifeTime Portfolios, Inc. produced the following total returns:1

Growth Portfolio		Customized Blended Index[2]

Investor Shares	7.58%	6.01%
Restricted Shares	7.87%

Growth and Income Portfolio

Investor Shares	4.64%	3.65%
Restricted Shares	4.67%

Income Portfolio

Investor Shares	0.36%	1.36%
Restricted Shares	0.85%

Total returns for the Growth Portfolio and the Growth and Income Portfolio also compare to a 6.88% total return for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") for the same period.The total return for the Income Portfolio also compares to a -0.44% total return for the Lehman Brothers Intermediate Government/Credit Bond Index for the reporting period.3

We are pleased that the Growth Portfolio and the Growth and Income Portfolio produced higher returns than their Customized Blended Index returns, largely because of our emphasis on stocks and the success of our individual security selections. The Income Portfolio generally performed in line with its Customized Blended Index before expenses.

What are the portfolios' investment approaches?

Dreyfus LifeTime Portfolios, Inc. consists of three separate portfolios, each offering a range of investment approaches and varying asset allocations.All three portfolios typically invest in stocks and bonds and are managed using the same basic investment philosophy; however, each portfolio's asset allocation varies according to its own investment goals and risk tolerance levels.

The Portfolios 3

DISCUSSION OF PERFORMANCE (continued)

For example, the Growth Portfolio, the most aggressive of the three, has a neutral mix of 80% of its assets in stocks and 20% in investment-grade bonds. Depending on market and economic conditions, the portfolio's actual mix of stocks to bonds may range from 100%/0% to 65%/35%. The portfolio may invest up to 25% of its net assets in foreign securities.

The Growth and Income Portfolio, a moderate portfolio, has a neutral asset mix of 50% in stocks and 50% in investment-grade bonds. Depending on market and economic conditions, the actual mix of stocks to bonds may range from 35%/65% to 65%/35%.The portfolio may invest up to 15% of its net assets in foreign securities.

The actual makeup of the Growth Portfolio and the Growth and Income Portfolio will vary over time according to our view of prevailing market conditions.

Finally, the Income Portfolio, the most conservative of the three, typically maintains an asset allocation of approximately 67.5% in investment-grade bonds, 22.5% in stocks of companies whose total market values are more than $1.4 billion, and 10% in cash.

What other factors influenced the portfolios' performance?

The equity markets rallied strongly during the first half of the reporting period, after the presidential election lifted a cloud of political and economic uncertainty from the financial markets. During the second half of the reporting period, however, investors reduced their appetites for risk when oil prices rose, consumer spending slowed, inflationary pressures intensified and short-term interest rates continued to rise. Despite this change in investor sentiment, we believed throughout the reporting period that stocks represented better values than fixed-income securities. Accordingly, we maintained the portfolios' equity components near their allowable maximums.

Indeed, the bulk of the portfolios' returns stemmed from their equity holdings. While most energy stocks posted strong gains, oil refiners produced some of the sector's strongest returns, including portfolio holdings Sunoco and ConocoPhillips.Within the consumer cyclicals sector, specialty retailer Coach boosted performance due to a successful retail expansion. Marvel Enterprises also fared well due to rising licensing revenues from its Spiderman and Daredevil characters, among others.

In the health care sector, medical insurance providers Coventry Health Care, UnitedHealth Group and Aetna gained value after the presidential election, the results of which many analysts considered to be favorable for this industry. The producer goods area, which includes Rockwell Automation and American Power Conversion Corporation, benefited from strong industrial growth worldwide.

The technology group was the only market sector in which the S&P 500 Index produced higher returns than the portfolios.While the portfolios' technology investments posted positive returns, they lagged the stellar returns of benchmark names such as Apple Computer, which benefited from strong sales of the iPod digital music player. Symantec Corporation, provider of internet security,also detracted from the overall strong returns as the stock suffered when it announced a significant acquisition.

As for the portfolios' fixed-income components, rising interest rates and renewed inflation concerns during the first quarter of 2005 led to heightened market volatility. In its ongoing attempt to move toward a less accommodative monetary policy, the Federal Reserve Board (the "Fed") raised the overnight federal funds rate from 1.75% at the beginning of the reporting period to 2.75% by its end, eroding prices of most U.S. government securities. In addition, profit warnings from several major corporations in March sparked a sharp decline in corporate bond prices. The fixed-income portfolios performed in line with the benchmark.

What are the portfolios' current strategies?

We have continued to favor stocks over bonds. In our judgment, the Fed is likely to continue raising interest rates, which could contribute to heightened volatility in the bond markets. However, we are aware that higher interest rates also have the potential to constrain equity returns if the economy slows, and we are prepared to adjust the portfolios' allocations, as we deem appropriate, as circumstances change. For the portfolio's fixed-income components, we have maintained our strategy of roughly mirroring the composition of the Lehman Brothers Intermediate Government/Credit Bond Index.

April 15, 2005

The Portfolios 5

DISCUSSION OF PERFORMANCE (continued)

Asset Class Exposure as of March 31, 2005

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.
[2]	For the Growth Portfolio, the Customized Blended Index has been prepared by the portfolio for purposes of more accurate comparison to the Growth Portfolio's overall portfolio composition.We have combined the performance of unmanaged indices reflecting the baseline percentage set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Domestic
Large Company Stocks — 54.4%; Domestic Small Company Stocks — 13.6%; Foreign
Stocks — 12%; Domestic Bonds — 17%; and Foreign Bonds — 3%.The Customized
Blended Index combines returns from the Standard & Poor's 500 Composite Stock Price Index, the Russell 2000 Index, the Morgan Stanley Capital International Europe,Australasia, Far East
(Free) Index — Hedged $U.S. (MSCI EAFE), the Lehman Brothers Intermediate
Government/Credit Bond Index ("Lehman Brothers Index") and the J.P. Morgan Non-U.S.
Government Bond Index — Hedged ("J.P. Morgan Global Index") and is weighted to the aforementioned baseline percentages.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index.
The Russell 3000 Index is composed of the 3,000 largest U.S. companies based on total market
capitalization.The MSCI EAFE is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested.The Lehman Brothers Index is a widely accepted, unmanaged index of government and corporate bond market performance composed of U.S. government,Treasury and agency securities, fixed-income securities and nonconvertible investment-grade corporate debt, with an average maturity of 1-10 years.The J.P. Morgan Global Index is an index that measures return on bonds from 12 world markets, hedged into U.S. dollars.This index does not include a
U.S. bond component. None of the foregoing indices reflects account charges, fees or other expenses.
For the Growth and Income Portfolio, we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Domestic Large Company Stocks — 36%; Domestic Small
Company Stocks — 9%; Foreign Stocks — 5%; Domestic Bonds — 45%; and Foreign Bonds
— 5%.The Customized Blended Index combines returns from the S&P 500 Index, the Russell
2000 Index, the MSCI EAFE, the Lehman Brothers Index and the J.P. Morgan Global Index
and is weighted to the aforementioned baseline percentages.The indices are described above.
For the Income Portfolio, we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Bonds — 67.5%; Stocks — 22.5%; and Treasury Bills — 10%.The
Customized Blended Index combines returns from the Lehman Brothers Index, the S&P 500
Index (both described above) and the 90-day Treasury bill rate, as it changes from time to time, and is weighted to the aforementioned baseline percentages.
[3]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The S&P 500 Index and the Lehman Brothers Intermediate
Government/Credit Bond Index are described above.

The Portfolios 7

STATEMENT UNDERSTANDING YOUR PORTFOLIO'S EXPENSES OF INVESTMENTS (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your portfolio's prospectus or talk to your financial adviser.

Review your portfolio's expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each portfolio from October 1, 2004 to March 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended March 31, 2005
	Restricted Class Shares	Investor Class Shares

LifeTime Income Portfolio
Expenses paid per $1,000 †	$ 3.41	$ 7.34
Ending value (after expenses)	$1,008.50	$1,003.60
LifeTime Growth and Income Portfolio
Expenses paid per $1,000 †	$ 4.13	$ 4.29
Ending value (after expenses)	$1,046.70	$1,046.40
LifeTime Growth Portfolio
Expenses paid per $1,000 †	$ 4.25	$ 6.68
Ending value (after expenses)	$1,078.70	$1,075.80

† Expenses are equal to the LifeTime Income Portfolio annualized expense ratio of .68% for Restricted Class and 1.47% for Investor Class, LifeTime Growth and Income Portfolio .81% for Restricted Class and .84% for Investor Class and LifeTime Growth Portfolio .82% for Restricted Class and 1.29% for Investor Class, multiplied by the respective portfolio's average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8

COMPARING YOUR PORTFOLIO'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your portfolio's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the portfolio with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended March 31, 2005

	Restricted Class Shares	Investor Class Shares

LifeTime Income Portfolio
Expenses paid per $1,000 †	$ 3.43	$ 7.39
Ending value (after expenses)	$1,021.54	$1,017.60
LifeTime Growth and Income Portfolio
Expenses paid per $1,000 †	$ 4.08	$ 4.23
Ending value (after expenses)	$1,020.89	$1,020.74
LifeTime Growth Portfolio
Expenses paid per $1,000 †	$ 4.13	$ 6.49
Ending value (after expenses)	$1,020.84	$1,018.50

† Expenses are equal to the LifeTime Income Portfolio annualized expense ratio of .68% for Restricted Class and 1.47% for Investor Class, LifeTime Growth and Income Portfolio .81% for Restricted Class and .84% for Investor Class and LifeTime Growth Portfolio .82% for Restricted Class and 1.29% for Investor Class, multiplied by the respective portfolio's average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Portfolios 9

STATEMENT OF INVESTMENTS March 31, 2005 (Unaudited)
Income Portfolio
	Principal
Bonds and Notes—67.3%	Amount ($)	Value ($)

Financial—14.9%
ACE INA Holdings, Notes,
5.875%, 2014	100,000	101,949
AXA Financial, Sr. Notes,
7.75%, 2010	75,000	84,903
Allstate, Notes,
5%, 2014	125,000 [a]	122,874
American Express Credit, Notes,
3%, 2008	200,000	191,757
American General Finance, Notes,
5.875%, 2006	300,000	306,777
Asian Development Bank, Notes,
4.25%, 2014	100,000	96,562
Australia & New Zealand Banking Group,
Sub. Notes, 7.55%, 2006	150,000	157,065
BB&T, Sub. Notes,
4.75%, 2012	170,000	167,273
Bank of America:
Sr. Notes, 5.875%, 2009	300,000	313,857
Sub. Notes, 7.80%, 2010	250,000	283,283
Bank of New York, Sr. Notes,
5.20%, 2007	275,000	280,534
Bank One, Sub. Notes,
5.90%, 2011	240,000	252,188
Bayerische Landesbank, Sub. Notes,
5.875%, 2008	100,000	104,921
Bear Stearns, Sr. Notes,
7%, 2007	150,000	157,639
CIT GROUP, Sr. Notes,
5.125%, 2014	125,000	123,613
CITIGROUP:
Notes, 6%, 2012	200,000	213,198
Sub. Notes, 5%, 2014	446,000	438,686
COUNTRYWIDE HOME LOAN, Gtd. Notes,
5.50%, 2006	235,000	239,000
Canadian Government, Bonds,
5.25%, 2008	200,000	207,039

10

Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Financial (continued)
Capital One Bank, Sr. Notes,
5.125%, 2014	130,000	127,898
Clear Channel Communications,
Sr. Notes, 4.40%, 2011	175,000	165,079
Credit Suisse First Boston USA, Notes,
5.875%, 2006	260,000	266,319
5.125%, 2014	245,000	243,688
EOP Operating, Sr. Notes,
6.75%, 2008	150,000	158,523
ERP Operating, Notes,
6.625%, 2012	110,000	119,610
European Investment Bank, Notes,
4.625%, 2007	550,000	556,631
FleetBoston Financial, Sub. Notes,
7.375%, 2009	135,000	149,342
Ford Motor Credit, Bonds,
7.375%, 2011	600,000	596,816
General Electric Capital:
Notes:
7.375%, 2010	110,000	122,505
4.75%, 2014	125,000	122,218
Sub. Notes, 8.125%, 2012	375,000	443,545
General Motors Acceptance Corp., Notes,
6.75%, 2014	80,000 [a]	69,221
Goldman Sachs Group:
Bonds:
6.875%, 2011	170,000	185,649
5.15%, 2014	100,000	98,642
Notes, 6.60%, 2012	275,000	297,998
HSBC Holding, Sub. Notes:
7.50%, 2009	100,000	110,913
5.25%, 2012	155,000	157,317
Hellenic Republic, Notes,
6.95%, 2008	150,000	160,872
Household Finance, Notes,
8%, 2010	260,000	297,757

The Portfolios 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Financial (continued)
Inter-American Development Bank:
Bonds, 5.75%, 2008	270,000	281,414
Notes, 4.375%, 2012	160,000	158,055
International Bank for Reconstruction &
Development, Notes, 3.625%, 2013	115,000	107,897
JPMorgan Chase & Co., Sr. Notes,
5.35%, 2007	260,000	265,370
KFW International Finance:
Gov't Gtd. Notes, 3.25%, 2009	195,000	187,891
Gtd. Notes:
5.25%, 2006	250,000	254,232
4.75%, 2007	300,000	304,922
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes, 4.875%, 2007	295,000	299,566
Lehman Brothers Holdings, Notes,
6.625%, 2012	250,000 [a]	273,546
Marsh & McLennan, Bonds,
3.625%, 2008	175,000	170,101
Merrill Lynch & Co., Notes,
6%, 2009	250,000	261,730
MetLife, Sr. Notes,
6.125%, 2011	150,000	160,059
Morgan Stanley:
Notes, 6.60%, 2012	200,000	218,623
Unsub. Notes, 6.75%, 2011	205,000	223,712
Ontario Province, Sr. Unsub. Notes,
5.50%, 2008	250,000 [a]	259,614
Paine Webber Group, Gtd. Notes,
7.625%, 2009	205,000	228,934
Pemex Finance, Notes,
9.03%, 2011	225,000	252,831
Quebec Province, Deb.,
7%, 2007	215,000	225,908
Republic of Chile, Notes,
6.875%, 2009	175,000	188,685
Republic of Italy, Unsub. Notes,
5.625%, 2012	385,000	409,129

12

Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Financial (continued)
Republic of Korea, Unsub. Notes,
8.875%, 2008	200,000 [a]	224,668
Royal Bank of Scotland Group, Sub. Notes,
6.375%, 2011	160,000 [a]	173,322
SLM, Notes,
3.625%, 2008	375,000	366,728
Sanwa Finance Aruba, Bank Gtd. Notes,
8.35%, 2009	100,000	113,050
Simon Property Group, Notes,
6.375%, 2007	325,000	338,799
Sumitomo Bank International Finance,
Gtd. Notes, 8.50%, 2009	150,000	169,657
Swedish Export Credit, Unsub. Notes,
4%, 2010	200,000	195,756
US Bank, Sub. Notes,
5.70%, 2008	300,000	311,330
United Mexican States, Notes:
9.875%, 2010	250,000	298,125
5.875%, 2014	205,000 [a]	203,975
Washington Mutual, Notes,
7.50%, 2006	250,000	260,641
Wells Fargo Financial, Notes:
3.125%, 2009	245,000	232,688
5.50%, 2012	100,000	103,534
		16,018,153
Industrial—7.9%
Albertson's, Sr. Notes,
7.50%, 2011	150,000	166,454
Alcan, Notes,
4.50%, 2013	200,000	193,066
Alcoa, Notes,
7.375%, 2010	100,000	112,565
BP Amoco, Deb.,
8.50%, 2012	160,000	193,892
Brascan, Notes,
7.125%, 2012	100,000	110,908

The Portfolios 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Industrial (continued)
Bristol-Myers Squibb, Notes,
5.75%, 2011	170,000	177,802
Burlington Resources, Gtd. Notes
5.60%, 2006	200,000	204,069
CRH America, Gtd. Notes,
5.30%, 2013	130,000	129,953
Centex, Sr. Notes,
5.125%, 2013	100,000	96,989
ChevronTexaco Capital, Gtd.
Notes, 3.50%, 2007	300,000	295,458
Coca-Cola, Notes,
5.75%, 2011	100,000	105,166
Comcast Cable Communications,
Notes, 6.20%, 2008	250,000	261,370
ConAgra Foods, Notes,
7.875%, 2010	150,000	171,654
ConocoPhillips, Notes,
8.75%, 2010	135,000	159,925
Coors Brewing, Gtd. Notes,
6.375%, 2012	85,000	91,464
DaimlerChrysler Holdings, Gtd. Notes,
8%, 2010	150,000	166,944
7.30%, 2012	110,000	120,100
Diageo Capital, Gtd. Notes,
7.25%, 2009	185,000	204,775
Dow Chemical, Notes,
6.125%, 2011	225,000	241,104
Federated Department Stores,
Sr. Notes, 6.625%, 2011	50,000	53,852
First Data, Notes,
4.85%, 2014	120,000	117,409
General Electric, Notes,
5%, 2013	200,000	200,030
General Mills, Notes,
6%, 2012	80,000	85,189

14

Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Industrial (continued)
General Motors:
Notes, 7.20%, 2011	165,000 [a]	149,127
Sr. Notes, 7.125%, 2013	145,000 [a]	125,124
International Business Machines,
Notes, 4.75%, 2012	160,000	159,603
International Paper, Notes,
6.75%, 2011	150,000	164,670
John Deere Capital, Notes,
7%, 2012	175,000	196,793
Kerr-McGee, Gtd. Notes,
6.875%, 2011	150,000	160,625
Kinder Morgan Energy Partners,
Notes, 7.125%, 2012	175,000 [a]	194,402
Kraft Foods, Notes,
4.625%, 2006	250,000	251,732
Kroger, Gtd. Notes,
7.45%, 2008	250,000	268,090
McDonald's, Notes,
6%, 2011	90,000	95,839
Monsanto, Sr. Notes,
7.375%, 2012	125,000	144,175
NIKE, Sr. Notes,
5.50%, 2006	250,000	255,083
Nordstrom, Sr. Notes,
5.625%, 2009	200,000	207,094
PHH, Notes,
7.125%, 2013	125,000	137,780
Procter & Gamble, Notes,
4.30%, 2008	260,000	260,733
Raytheon, Notes,
6.75%, 2007	225,000	236,862
Safeway, Notes,
5.80%, 2012	200,000	205,578
Sara Lee, Notes,
6.25%, 2011	50,000	53,583

The Portfolios 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Industrial (continued)
Target, Notes,
5.875%, 2012	100,000	105,718
Time Warner, Notes:
8.18%, 2007	110,000	118,538
8.875%, 2012	145,000	175,591
Unilever Capital, Gtd. Notes,
7.125%, 2010	150,000	168,195
Wal-Mart Stores:
Notes, 3.375%, 2008	175,000	169,714
Sr. Notes, 6.875%, 2009	100,000	109,043
Walt Disney, Notes,
6.375%, 2012	165,000	177,618
Weyerhaeuser, Notes,
6.125%, 2007	300,000	310,550
United Technologies, Notes,
7.125%, 2010	150,000	167,846
		8,429,844
Transportation—.4%
Norfolk Southern, Sr. Notes,
6.20%, 2009	250,000	263,556
Union Pacific, Notes,
6.50%, 2012	150,000	162,804
		426,360
Utilities—3.6%
AT&T Wireless Services, Sr. Notes,
7.875%, 2011	275,000	313,158
British Telecom, Notes,
8.375%, 2010	200,000	232,628
Cincinnati Gas & Electric, Notes,
5.70%, 2012	100,000	103,856
Deutsche Telekom International Finance,
Gtd. Notes, 8%, 2010	200,000	230,261
Duke Energy, Sr. Notes,
5.625%, 2012	75,000	77,267

16

Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Utilities (continued)
Exelon Generation, Notes,
5.35%, 2014	200,000	201,082
Georgia Power, Sr. Notes,
4.875%, 2007	300,000	304,675
Hydro-Quebec, Gov't Gtd. Notes,
6.30%, 2011	160,000	173,247
Keyspan, Notes,
7.625%, 2010	100,000 [a]	114,268
MidAmerican Energy, Sr. Notes,
3.50%, 2008	125,000	120,680
Niagara Mohawk Power, First Mortgage,
7.75%, 2006	200,000	208,258
PPL Electric Utilities, Scd. Sr. Bonds,
6.25%, 2009	200,000	212,884
Progress Energy, Sr. Notes,
7.10%, 2011	80,000	87,848
SBC Communications, Notes:
5.75%, 2006	250,000	254,635
5.10%, 2014	195,000	190,414
Sempra Energy, Notes,
6%, 2013	50,000	52,471
Sprint Capital, Gtd. Notes,
7.625%, 2011	150,000	167,165
Telefonica Europe, Gtd. Notes,
7.75%, 2010	145,000	164,674
Verizon Global Funding, Notes,
7.25%, 2010	200,000	222,214
Virginia Electric & Power, Sr. Notes,
4.75%, 2013	75,000	73,445
Vodafone Group, Sr. Notes,
7.75%, 2010	135,000	152,628
Wisconsin Energy, Sr. Notes,
6.50%, 2011	200,000	215,886
		3,873,644

The Portfolios 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government & Agencies—40.5%
Federal Home Loan Bank:
Bonds:
2.875%, 9/15/2006	670,000	661,248
6.25%, 1/15/2008	560,000	552,685
3.625%, 11/14/2008	335,000	327,785
3.75%, 8/18/2009	300,000	293,129
5.75%, 5/15/2012	340,000	363,817
3.875%, 6/14/2013	250,000	236,933
5.25%, 6/18/2014	195,000	201,278
Sr. Notes,
5.80%, 9/2/2008	500,000	523,869
Federal Home Loan Mortgage Corp.:
Notes:
5.50%, 7/15/2006	1,000,000	1,021,394
4.875%, 3/15/2007	950,000	966,452
3.50%, 9/15/2007	360,000	355,852
5.75%, 4/15/2008	375,000	391,704
5.75%, 3/15/2009	925,000	971,666
7%, 3/15/2010	150,000	166,501
6.875%, 9/15/2010	300,000	333,564
6%, 6/15/2011	300,000	322,199
5.125%, 7/15/2012	540,000	554,002
4.50%, 1/15/2014	190,000	186,065
Sub. Notes,
5.875%, 3/21/2011	100,000	105,298
Federal National Mortgage Association:
Notes:
4.375%, 10/15/2006	500,000	503,910
5%, 1/15/2007	135,000	137,508
7.125%, 3/15/2007	600,000	634,996
5.75%, 2/15/2008	1,025,000	1,068,411
6%, 5/15/2008	275,000	289,145
5.25%, 1/15/2009	880,000	907,755
7.25%, 1/15/2010	580,000	648,184
6.625%, 11/15/2010	105,000	115,598
6%, 5/15/2011	400,000	428,792
5.375%, 11/15/2011	95,000	98,744
4.375%, 9/15/2012	150,000	146,702
4.625%, 10/15/2013	245,000	242,075
4.125%, 4/15/2014	150,000	142,661
4.625%, 10/15/2014	125,000	122,605

Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government & Agencies (continued)
Federal National Mortgage Association (continued):
Sub. Notes,
5.50%, 5/2/2006	875,000	890,375
U.S. Treasury:
Bonds:
14%, 11/15/2011	700,000	812,000
12%, 8/15/2013	175,000	218,463
Notes:
2%, 5/15/2006	50,000 [a]	49,187
4.625%, 5/15/2006	1,435,000 [a]	1,452,651
7%, 7/15/2006	1,330,000 [a]	1,386,618
2.375%, 8/31/2006	300,000	294,867
6.50%, 10/15/2006	1,800,000 [a]	1,875,726
3.50%, 11/15/2006	1,320,000 [a]	1,316,278
3%, 12/31/2006	475,000 [a]	469,115
3.125%, 1/31/2007	575,000 [a]	568,666
6.25%, 2/15/2007	530,000 [a]	554,136
6.625%, 5/15/2007	1,430,000 [a]	1,511,496
6.125%, 8/15/2007	630,000 [a]	662,508
3%, 11/15/2007	905,000 [a]	885,624
3%, 2/15/2008	515,000 [a]	502,105
5.50%, 2/15/2008	590,000 [a]	615,329
2.625%, 5/15/2008	1,850,000 [a]	1,777,721
5.625%, 5/15/2008	775,000 [a]	812,502
4.75%, 11/15/2008	1,500,000 [a]	1,536,435
3.25%, 1/15/2009	195,000 [a]	189,546
3.125%, 4/15/2009	720,000 [a]	694,547
4%, 6/15/2009	285,000 [a]	283,897
3.625%, 7/15/2009	600,000 [a]	588,582
6%, 8/15/2009	795,000 [a]	854,561
3.375%, 10/15/2009	170,000 [a]	164,648
3.50%, 11/15/2009	450,000 [a]	437,940
3.625%, 1/15/2010	170,000 [a]	165,981
3.50%, 2/15/2010	210,000 [a]	203,889
6.50%, 2/15/2010	595,000 [a]	655,357
5.75%, 8/15/2010	735,000 [a]	788,971
5%, 2/15/2011	165,000 [a]	171,425
5%, 8/15/2011	995,000 [a]	1,034,014
4.875%, 2/15/2012	560,000 [a]	578,441
4.375%, 8/15/2012	290,000 [a]	290,769
4%, 11/15/2012	50,000 [a]	48,828

The Portfolios 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government & Agencies (continued)
U.S. Treasury (continued):
Notes (continued):
3.875%, 2/15/2013	545,000 [a]	526,244
3.625%, 5/15/2013	195,000 [a]	185,143
4.25%, 8/15/2013	980,000 [a]	966,717
4.25%, 11/15/2013	500,000 [a]	492,440
4%, 2/15/2014	620,000 [a]	598,518
4.75%, 5/15/2014	445,000 [a]	453,482
4.25%, 8/15/2014	400,000 [a]	392,372
4.25%, 11/15/2014	345,000 [a]	337,979
4%, 2/15/2015	225,000 [a]	216,246
		43,534,866
Total Bonds and Notes
(cost $72,314,617)		72,282,867

Short-Term Investments—30.8%

Repurchase Agreements—23.9%
Greenwich Capital Markets,
1.6%, dated 3/31/2005 to be repurchased
at $25,641,887 on 4/1/2005 (fully
collateralized by $26,305,000 of various
U.S. Government Agency Obligations,
value $26,157,100)	25,640,000	25,640,000
U.S. Treasury Bills—6.9%
2.6%, 5/26/2005	7,500,000 [b]	7,470,150
Total Short-Term Investments
(cost $33,109,968)		33,110,150

20

Income Portfolio
Investment of Cash Collateral
for Securities Loaned—24.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $25,802,173)	25,802,173 [c]	25,802,173

Total Investments (cost $131,226,758)	122.1%	131,195,190
Liabilities, Less Cash and Receivables	(22.1%)	(23,728,194)
Net Assets	100.0%	107,466,996

[a] All or a portion of these securities are on loan. At March 31, 2005, the total market value of the portfolio's securities on loan is $29,207,600 and the total market value of the collateral held by the portfolio is $30,118,748, consisting of cash collateral of $25,802,173, U.S. Government and agency securities valued at $4,021,294 and letters of credit valued at $295,281.
[b] Partially held by the broker in a segregated account as collateral for open financial futures positions.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Short-Term/		Industrial	7.9
Money Market Investments	54.8	Other	4.0
U.S. Government & Agencies	40.5	Futures	(.5)
Financial	14.9		121.6

† Based on net assets. See notes to financial statements.

The Portfolios 21

STATEMENT OF FINANCIAL FUTURES March 31, 2005 (Unaudited)
Income Portfolio
		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2005 ($)

Financial Futures Purchased
Standard & Poor's 500	82	24,269,950	June 2005	(547,681)

See notes to financial statements.

22

STATEMENT OF INVESTMENTS March 31, 2005 (Unaudited)
Growth and Income Portfolio
Common Stocks—47.5%	Shares	Value ($)

Consumer Cyclical—4.0%
Autoliv	9,700 [a]	462,205
AutoZone	5,000 [b]	428,500
Gap	31,400	685,776
Home Depot	35,000	1,338,400
Limited Brands	27,500	668,250
Marvel Enterprises	36,300 [b]	726,000
NIKE, Cl. B	6,900	574,839
Staples	26,400	829,752
V.F.	11,800	697,852
Wal-Mart Stores	44,200	2,214,862
Wendy's International	7,400	288,896
Yum! Brands	7,000	362,670
		9,278,002
Consumer Staples—3.8%
Altria Group	32,700	2,138,253
H.J. Heinz	24,800	913,632
Kraft Foods, Cl. A	13,700	452,785
PepsiCo	10,200	540,906
Procter & Gamble	34,400	1,823,200
Reynolds American	5,400	435,186
SUPERVALU	17,400	580,290
Sara Lee	29,800	660,368
Tyson Foods, Cl. A	29,400 [a]	490,392
Unilever (NY Shares), ADR	10,100	691,042
		8,726,054
Energy—4.1%
Apache	12,800 [a]	783,744
ChevronTexaco	35,100	2,046,681
ConocoPhillips	13,500	1,455,840
Exxon Mobil	55,200	3,289,920
Occidental Petroleum	15,000	1,067,550
Sunoco	7,500 [a]	776,400
		9,420,135

The Portfolios 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio
Common Stocks (continued)	Shares	Value ($)

Health Care—6.4%
Abbott Laboratories	18,800	876,456
Aetna	8,600 [a]	644,570
Amgen	19,400 [b]	1,129,274
Becton, Dickinson & Co.	13,900	812,038
CIGNA	5,600	500,080
Caremark Rx	13,900 [b]	552,942
Coventry Health Care	8,500 [b]	579,190
Hillenbrand Industries	6,100	338,367
ImClone Systems	5,800 [b]	200,100
Johnson & Johnson	40,200	2,699,832
McKesson	19,300	728,575
Merck & Co.	37,800	1,223,586
Pfizer	55,000	1,444,850
Thermo Electron	28,000 [b]	708,120
UnitedHealth Group	11,100	1,058,718
Varian Medical Systems	12,300 [a,b]	421,644
Wyeth	18,000	759,240
		14,677,582
Interest Sensitive—10.8%
American Express	22,600	1,160,962
American International Group	39,100	2,166,531
Ameritrade Holding	59,500 [b]	607,495
Axis Capital Holdings	14,300	386,672
Bank of America	55,500	2,447,550
Bank of New York	20,600	598,430
Citigroup	68,100	3,060,414
Deutsche Bank	10,000 [a]	862,000
Fifth Third Bancorp	11,900 [a]	511,462
First Marblehead	7,600 [b]	437,228
Freddie Mac	12,900	815,280
General Electric	127,600	4,601,256
Genworth Financial, Cl. A	19,600	539,392
Lincoln National	13,200	595,848
Merrill Lynch & Co.	15,700	888,620

Growth and Income Portfolio
Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
MetLife	19,200	750,720
New Century Financial	8,200	383,924
North Fork Bancorporation	28,000	776,720
Northern Trust	17,500	760,200
PNC Financial Services Group	10,600	545,688
Prudential Financial	14,600 [a]	838,040
SAFECO	8,900	433,519
W.R. Berkley	13,800	684,480
		24,852,431
Producer Goods & Services—4.7%
Alcoa	21,300	647,307
Black & Decker	8,900 [a]	703,011
Burlington Northern Santa Fe	14,500	781,985
Cooper Industries, Cl. A	12,100	865,392
Dow Chemical	25,200	1,256,220
Engelhard	21,300	639,639
General Dynamics	9,000	963,450
ITT Industries	8,700	785,088
KB HOME	3,600	422,856
Monsanto	12,600 [a]	812,700
Parker Hannifin	10,600	645,752
Rockwell Automation	12,600	713,664
3M	17,500	1,499,575
		10,736,639
Services—3.7%
Accenture, Cl. A	34,800 [b]	840,420
Apollo Group, Cl. A	8,400 [b]	622,104
BellSouth	39,400	1,035,826
Computer Sciences	11,900	545,615
Dun & Bradstreet	5,000 [b]	307,250
Equifax	20,400	626,076
McGraw-Hill Cos.	7,200	628,200
Moody's	9,100	735,826
News, Cl. A	44,676	755,918

The Portfolios 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio
Common Stocks (continued)	Shares	Value ($)

Services (continued)
Pixar	3,600 [a,b]	351,180
Viacom, Cl. B	33,300	1,159,839
Walt Disney	27,800	798,694
		8,406,948
Technology—7.7%
Adobe Systems	6,500	436,605
Applied Materials	51,200 [b]	832,000
Autodesk	10,800 [a]	321,408
Cisco Systems	94,200 [b]	1,685,238
Dell	32,600 [b]	1,252,492
EMC	24,600 [b]	303,072
Hewlett-Packard	43,100	945,614
Intel	97,100	2,255,633
International Business Machines	21,700	1,982,946
Linear Technology	14,000	536,340
Microsoft	113,000	2,731,210
Motorola	61,600	922,152
Nokia, ADR	37,100	572,453
Oracle	95,200 [b]	1,188,096
QLogic	8,500 [b]	344,250
Storage Technology	15,700 [b]	483,560
Sun Microsystems	62,800 [b]	253,712
Symantec	31,500 [b]	671,895
		17,718,676
Utilities—2.3%
AT&T	43,900	823,125
Deutsche Telekom, ADR	31,200 [b]	622,752
Duquesne Light Holdings	20,400 [a]	365,568
Entergy	9,500 [a]	671,270
Progress Energy	14,900	625,055
SBC Communications	45,600	1,080,264
Southern	33,500 [a]	1,066,305
		5,254,339
Total Common Stocks
(cost $91,378,360)		109,070,806

Growth and Income Portfolio
	Principal
Bonds and Notes—36.0%	Amount ($)	Value ($)

Finance—8.7%
Allstate, Sr. Notes,
7.20%, 2009	260,000	287,603
American General Finance, Notes,
5.875%, 2006	50,000	51,130
American International Group, Notes,
4.25%, 2013	100,000	94,090
Asian Development Bank, Sr. Unsub. Notes,
4.50%, 2012	250,000	250,288
BB&T, Sub. Notes,
4.75%, 2012	150,000	147,594
Bank of America, Sub. Notes,
7.80%, 2010	295,000	334,274
Bank of New York, Sr. Notes,
5.20%, 2007	500,000	510,062
Bank One, Sub. Notes,
5.90%, 2011	485,000	509,629
Bayerische Landesbank, Sub. Notes,
5.875%, 2008	295,000	309,516
Bear Stearns, Sr. Notes,
7%, 2007	225,000	236,460
Berkshire Hathaway Finance, Sr. Notes,
4.85%, 2015	140,000 [c]	137,311
CIT Group, Sr. Notes,
7.75%, 2012	165,000	191,113
CITIGROUP:
Notes, 5%, 2007	550,000	558,072
Sub. Notes, 5%, 2014	265,000	260,654
Canadian Government, Bonds,
5.25%, 2008	200,000	207,039
Capital One Bank, Notes,
4.25%, 2008	250,000	245,941
Citigroup Global Markets Holdings, Notes,
5.875%, 2006	1,175,000	1,196,790
Credit Suisse First Boston USA, Notes:
5.875%, 2006	600,000	614,583
4.70%,2009	275,000	274,991
EOP Operating, Sr. Notes,
6.75%, 2008	150,000	158,523

The Portfolios 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Finance (continued)
ERP Operating, Notes,
6.625%, 2012	170,000	184,852
European Investment Bank, Notes:
4.625%, 2007	650,000	657,837
4.625%, 2014	100,000 [a]	100,542
Fleet National Bank, Sub. Notes,
5.75%, 2009	425,000	440,468
Ford Motor Credit:
Bonds, 7.375%, 2011	430,000	427,718
Notes, 7%, 2013	100,000 [a]	97,024
General Electric Capital, Notes:
3.50%, 2008	475,000	462,668
3.125%, 2009	285,000 [a]	270,478
7.375%, 2010	200,000	222,736
Goldman Sachs Group:
Bonds, 5.15%, 2014	250,000	246,604
Notes, 6.60%, 2012	150,000	162,544
HSBC Finance, Notes,
8%, 2010	250,000	286,305
Inter-American Development Bank,
Bonds, 5.75%, 2008	250,000	260,568
John Deere Capital, Notes,
7%, 2012	200,000	224,907
KFW International Finance:
Gtd. Bonds, 4.75%, 2007	735,000	747,058
Gtd. Notes, 5.25%, 2006	200,000	203,385
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes, 3.25%, 2008	250,000	242,349
Lehman Brothers Holdings, Notes:
6.625%, 2012	100,000 [a]	109,418
4.80%, 2014	150,000	144,932
Merrill Lynch & Co., Notes:
6%, 2009	100,000	104,692
5.45%, 2014	120,000	121,076
MetLife, Sr. Notes,
6.125%, 2011	190,000	202,741

28

Growth and Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Finance (continued)
Morgan Stanley:
Notes, 6.60%, 2012	100,000	109,311
Sub. Notes, 4.75%, 2014	240,000	228,919
Unsub. Notes, 6.10%, 2006	900,000	918,428
National Rural Utilities Cooperative Finance,
Collateral Trust, 4.75%, 2014	125,000	122,323
Nova Scotia Province, Notes,
5.75%, 2012	205,000	217,280
Ontario Province:
Notes, 4.375%, 2013	165,000 [a]	162,342
Sr. Unsub. Notes, 5.50%, 2008	200,000 [a]	207,691
Pemex Finance, Notes,
9.03%, 2011	325,000	365,201
Principal Life Income Funding Trust,
Gtd. Notes, 5.10%, 2014	185,000	185,329
Quebec Province:
Notes, 4.875%, 2014	85,000 [a]	84,528
Sr. Unsub. Notes, 5.75%, 2009	150,000	156,779
Republic of Chile, Bonds,
5.50%, 2013	125,000	128,075
Republic of Italy, Unsub. Notes,
5.625%, 2012	550,000	584,470
Republic of Korea, Unsub. Notes,
8.875%, 2008	265,000	297,686
Royal Bank of Scotland Group, Sub. Notes,
6.375%, 2011	100,000 [a]	108,326
SAFECO, Sr. Notes,
4.875%, 2010	215,000	215,638
SLM, Notes:
3.625%, 2008	450,000	440,073
5%, 2013	200,000	197,752
Simon Property Group, Notes,
6.375%, 2007	485,000	505,592
Suntrust Bank, Sub. Notes,
6.375%, 2011	205,000	224,242

The Portfolios 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Finance (continued)
US Bank / Minnesota, Sub. Notes,
6.375%, 2011	340,000	368,771
United Mexican States, Notes,
9.875%, 2010	300,000	357,750
Wachovia Bank, Sub. Notes,
7.80%, 2010	275,000	315,360
Washington Mutual:
Notes, 7.50%, 2006	550,000	573,409
Sub. Notes, 4.625%, 2014	125,000	118,300
Wells Fargo & Co.:
Notes, 3.125%, 2009	290,000	275,426
Sub. Notes, 6.375%, 2011	100,000	108,595
		20,074,161
Industrial—4.8%
Albertson's, Sr. Notes,
7.50%, 2011	100,000	110,969
Alcoa, Notes,
7.375%, 2010	175,000	196,989
Anadarko Finance, Gtd. Notes,
6.75%, 2011	250,000	275,519
Black & Decker, Notes,
4.75%, 2014	100,000	96,453
Bristol-Myers Squibb, Notes,
5.75%, 2011	350,000	366,064
CRH America, Gtd. Notes,
5.30%, 2013	125,000	124,955
Centex, Sr. Notes,
5.125%, 2013	150,000	145,483
ChevronTexaco Capital, Gtd. Notes,
3.375%, 2008	440,000	430,056
Clear Channel Communications, Sr. Notes,
4.625%, 2008	500,000 [a]	494,571
Clorox, Notes,
5%, 2015	110,000 [c]	109,941
Comcast Cable Communications, Sr. Notes,
6.75%, 2011	300,000	324,454
ConAgra Foods, Notes,
6.75%, 2011	145,000	159,567

Growth and Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Industrial (continued)
ConocoPhillips, Notes,
8.75%, 2010	375,000	444,237
Cox Communications, Notes,
5.45%, 2014	115,000 [c]	112,161
Devon Financing, Gtd. Notes,
6.875%, 2011	220,000	242,546
DaimlerChrysler, Gtd. Notes:
6.40%, 2006	1,000,000	1,021,522
6.50%, 2013	130,000 [a]	135,419
duPont (EI) deNemours, Notes,
4.75%, 2012	150,000	149,787
Federated Department Stores,
Sr. Notes, 6.625%, 2011	260,000	280,030
General Electric, Notes,
5%, 2013	160,000	160,024
General Mills, Notes,
6%, 2012	160,000	170,377
General Motors:
Notes, 7.20%, 2011	300,000 [a]	271,140
Sr. Notes, 7.125%, 2013	100,000 [a]	86,292
Hewlett-Packard, Notes,
3.625%, 2008	400,000 [a]	392,456
International Business Machines, Notes,
4.25%, 2009	190,000	188,441
International Paper, Notes,
6.75%, 2011	100,000	109,780
KOHLS, Notes,
6.30%, 2011	135,000	145,233
Kinder Morgan Energy Partners, Notes,
7.125%, 2012	275,000 [a]	305,490
Kraft Foods, Notes,
4.625%, 2006	500,000	503,464
Kroger, Gtd. Notes,
8.05%, 2010	125,000	140,945
PHH, Notes,
7.125%, 2013	250,000	275,560
Pemex Project Funding Master Trust,
Gtd. Notes, 7.375%, 2014	85,000	91,163

The Portfolios 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Industrial (continued)
Potash Saskatchewan, Notes,
7.75%, 2011	125,000 [a]	143,565
Raytheon, Notes,
5.50%, 2012	260,000	268,953
Sara Lee, Notes,
6.25%, 2011	175,000	187,540
Target, Notes,
4%, 2013	125,000	117,468
Time Warner Cos., Notes,
8.18%, 2007	400,000	431,046
United Technologies, Notes,
7.125%, 2010	200,000	223,795
Valero Energy, Notes,
6.125%, 2007	250,000	258,524
Viacom, Gtd. Notes,
7.70%, 2010	180,000	201,446
Wal-Mart Stores, Sr. Notes,
6.875%, 2009	130,000	141,756
Wellpoint, Bonds,
6.80%, 2012	150,000	166,586
Weyerhaeuser, Notes,
6.125%, 2007	600,000	621,100
Wyeth, Notes,
5.50%, 2014	130,000	132,399
		10,955,266
Transportation—.2%
Norfolk Southern, Sr. Notes,
8.625%, 2010	200,000	234,702
Union Pacific, Notes,
6.50%, 2012	175,000	189,938
		424,640
Utilities—1.7%
AT&T Wireless Services, Sr. Notes,
7.875%, 2011	155,000	176,507
BellSouth, Bonds,
5.20%, 2014	150,000	148,661

32

Growth and Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Utilities (continued)
British Telecom, Notes,
8.375%, 2010	125,000	145,393
Cincinnati Gas & Electric, Notes,
5.70%, 2012	150,000	155,785
Deutsche Telekom International Finance,
Gtd. Notes, 3.875%, 2008	360,000	353,147
Dominion Resources, Sr. Notes,
8.125%, 2010	100,000	114,518
Duke Energy, Sr. Notes,
5.625%, 2012	125,000	128,779
MidAmerican Energy Holdings, Sr. Notes,
3.50%, 2008	405,000	391,002
Motorola, Notes,
7.625%, 2010	87,000	97,871
Niagara Mohawk Power, Sr. Notes,
7.75%, 2008	175,000	193,435
PPL Electric Utilities, Scd. Bonds,
6.25%, 2009	100,000	106,442
Public Service Company of Colorado,
Collateral Trust, 4.875%, 2013	200,000	198,877
SBC Communications, Notes,
5.75%, 2006	600,000	611,123
Sprint Capital, Notes,
8.375%, 2012	190,000	222,352
Telecom Italia Capital, Gtd. Notes,
5.25%, 2013	120,000	118,758
Telefonica Europe, Gtd. Notes,
7.75%, 2010	250,000	283,921
Verizon Global Funding, Notes,
7.25%, 2010	165,000	183,327
Verizon Virginia, Debentures,
4.625%, 2013	140,000	134,012
Wisconsin Energy, Sr. Notes,
6.50%, 2011	175,000	188,900
		3,952,810

The Portfolios 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government & Agencies—20.6%
Federal Home Loan Bank:
Bonds:
3.625%, 1/15/2008	620,000	611,902
2.75%, 3/14/2008	250,000	240,526
3.625%, 11/14/2008	385,000	376,708
5.75%, 5/15/2012	495,000	529,675
3.875%, 6/14/2013	475,000	450,173
5.25%, 6/18/2014	140,000	144,507
Sr. Notes,
5.80%, 9/2/2008	500,000	523,869
Federal Home Loan Mortgage Corp.:
Notes:
2.875%, 12/15/2006	800,000	786,687
3.50%, 9/15/2007	540,000	533,778
5.75%, 4/15/2008	420,000	438,708
5.125%, 10/15/2008	840,000	863,268
5.75%, 3/15/2009	1,070,000	1,123,982
7%, 3/15/2010	240,000	266,402
6.875%, 9/15/2010	385,000	428,073
5.625%, 3/15/2011	300,000	315,837
5.125%, 7/15/2012	440,000	451,409
4.50%, 1/15/2014	380,000	372,130
Federal National Mortgage Association:
Notes:
5.25%, 6/15/2006	1,505,000	1,530,513
7.125%, 3/15/2007	1,760,000	1,862,654
5.25%, 4/15/2007	105,000	107,515
4.25%, 7/15/2007	490,000	491,899
5.75%, 2/15/2008	350,000	364,823
6%, 5/15/2008	400,000	420,574
5.25%, 1/15/2009	265,000	273,358
7.25%, 1/15/2010	975,000	1,089,619
6%, 5/15/2011	185,000	198,316
6.125%, 3/15/2012	620,000	671,828
4.625%, 10/15/2013	185,000	182,791
4.625%, 10/15/2014	250,000	245,211
Sub. Notes:
5.50%, 5/2/2006	900,000	915,814
4%, 9/2/2008	195,000	192,333

34

Growth and Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government & Agencies (continued)
U.S. Treasury:
Bonds:
12%, 8/15/2013	335,000	418,200
11.75%, 11/15/2014	285,000	374,818
Notes:
6.875%, 5/15/2006	310,000 [a]	321,392
7%, 7/15/2006	1,195,000 [a]	1,245,871
2.75%, 7/31/2006	365,000 [a]	361,022
2.375%, 8/15/2006	150,000 [a]	147,533
2.375%, 8/31/2006	385,000 [a]	378,413
6.50%, 10/15/2006	1,350,000 [a]	1,406,794
3.50%, 11/15/2006	1,765,000 [a]	1,760,023
3%, 12/31/2006	400,000 [a]	395,044
3.125%, 1/31/2007	900,000 [a]	890,087
6.25%, 2/15/2007	795,000 [a]	831,204
6.625%, 5/15/2007	1,000,000 [a]	1,056,990
3.25%, 8/15/2007	725,000 [a]	715,452
6.125%, 8/15/2007	815,000 [a]	857,054
3%, 11/15/2007	675,000 [a]	660,548
3%, 2/15/2008	200,000 [a]	194,992
5.50%, 2/15/2008	680,000 [a]	709,192
2.625%, 5/15/2008	725,000 [a]	696,674
5.625%, 5/15/2008	1,480,000 [a]	1,551,617
4.75%, 11/15/2008	570,000 [a]	583,845
3.25%, 1/15/2009	990,000 [a]	962,310
3.875%, 5/15/2009	275,000 [a]	272,766
5.50%, 5/15/2009	975,000 [a]	1,027,406
4%, 6/15/2009	500,000 [a]	498,065
3.625%, 7/15/2009	680,000 [a]	667,060
6%, 8/15/2009	1,080,000 [a]	1,160,914
3.50%, 2/15/2010	450,000 [a]	436,905
6.50%, 2/15/2010	1,375,000 [a]	1,514,480
4%, 3/15/2010	540,000	535,951
5.75%, 8/15/2010	450,000 [a]	483,044
5%, 2/15/2011	275,000 [a]	285,708
5%, 8/15/2011	625,000 [a]	649,506
4.875%, 2/15/2012	405,000 [a]	418,337
4.375%, 8/15/2012	440,000 [a]	441,169
4%, 11/15/2012	525,000 [a]	512,694

The Portfolios 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government & Agencies (continued)
U.S. Treasury (continued):
Notes (continued):
3.875%, 2/15/2013	420,000 [a]	405,546
3.625%, 5/15/2013	465,000 [a]	441,494
4.25%, 8/15/2013	800,000 [a]	789,157
4.25%, 11/15/2013	690,000 [a]	679,567
4%, 2/15/2014	735,000 [a]	709,534
4.75%, 5/15/2014	645,000 [a]	657,294
4.25%, 8/15/2014	365,000 [a]	358,039
4.25%, 11/15/2014	550,000 [a]	538,807
4%, 2/15/2015	450,000 [a]	432,492
		47,439,892
Total Bonds and Notes
(cost $82,642,307)		82,846,769

Short-Term Investments—16.2%

Repurchase Agreements—15.2%
Greenwich Capital Markets,
2.65%, dated 3/31/2005 to be repurchased at
$34,972,574 on 4/1/2005 (fully collateralized by
$35,465,000 of various U.S. Government
Agency Obligations, value $35,671,545)	34,970,000	34,970,000
U.S. Treasury Bills—1.0%
2.61%, 6/9/2005	2,200,000 [d]	2,188,824
Total Short-Term Investments
(cost $37,158,636)		37,158,824

36

Growth and Income Portfolio
Investment of Cash Collateral
for Securities Loaned—16.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $37,988,421)	37,988,421 [e]	37,988,421

Total Investments (cost $249,167,724)	116.2%	267,064,820
Liabilities, Less Cash and Receivables	(16.2%)	(37,250,077)
Net Assets	100.0%	229,814,743

ADR—American Depository Receipts.
[a] All or a portion of these securities are on loan. At March 31, 2005, the total market value of the portfolio's securities on loan is $39,503,384 and the total market value of the collateral held by the portfolio is $40,616,479, consisting of cash collateral of $37,988,421, U.S. Government and agency securities valued at $2,023,145 and letters of credit valued at $604,913.
[b] Non-income producing.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been determined to be liquid by the Board of Directors. At March 31, 2005, these securities amounted to $359,413 or .2% of net assets.
[d] Partially held by the broker in a segregated account as collateral for open financial futures positions.
[e] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Short-Term/		Energy	4.1
Money Market Investments	32.7	Consumer Cyclical	4.0
U.S. Government & Agencies	20.6	Utilities	4.0
Interest Sensitive	10.8	Consumer Staples	3.8
Finance	8.7	Services	3.7
Technology	7.7	Transportation	.2
Health Care	6.4	Futures	(.4)
Industrial	4.8
Producer Goods & Services	4.7		115.8

† Based on net assets. See notes to financial statements.

The Portfolios 37

STATEMENT OF FINANCIAL FUTURES (Unaudited) March 31, 2005 (Unaudited)
Growth and Income Portfolio
		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2005 ($)

Financial Futures Purchased
DJ EURO STOXX 50	110	4,283,059	June 2005	(45,915)
Deutsche Akteinindex	2	282,821	June 2005	(2,561)
Financial Times	45	4,176,755	June 2005	(76,772)
Hang Seng	3	258,097	April 2005	(1,981)
Russell 2000	78	24,098,100	June 2005	(702,077)
SPI ASX 200 Index	11	877,410	June 2005	(27,167)
Standard & Poor's 500	2	591,950	June 2005	(14,504)
TOPIX	25	2,751,363	June 2005	(19,991)
				(890,968)

See notes to financial statements.

38

STATEMENT OF INVESTMENTS March 31, 2005 (Unaudited)
Growth Portfolio
Common Stocks—63.5%	Shares	Value ($)

Consumer Cyclical—5.4%
Autoliv	5,100	243,015
AutoZone	2,600 [a]	222,820
Gap	16,300	355,992
Home Depot	18,200	695,968
Limited Brands	14,300	347,490
Marvel Enterprises	18,900 [a]	378,000
NIKE, Cl. B	3,600	299,916
Staples	13,700	430,591
V.F.	6,100	360,754
Wal-Mart Stores	23,000	1,152,530
Wendy's International	3,900	152,256
Yum! Brands	3,600	186,516
		4,825,848
Consumer Staples—5.1%
Altria Group	17,000	1,111,630
H.J. Heinz	12,900	475,236
Kraft Foods, Cl. A	7,100	234,655
PepsiCo	5,300	281,059
Procter & Gamble	17,900	948,700
Reynolds American	2,800	225,652
SUPERVALU	9,000	300,150
Sara Lee	15,500	343,480
Tyson Foods, Cl. A	15,300	255,204
Unilever (NY Shares), ADR	5,200	355,784
		4,531,550
Energy—5.5%
Apache	6,700	410,241
ChevronTexaco	18,300	1,067,073
ConocoPhillips	7,100	765,664
Exxon Mobil	28,700	1,710,520
Occidental Petroleum	7,800	555,126
Sunoco	3,900	403,728
		4,912,352

The Portfolios 39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth Portfolio
Common Stocks (continued)	Shares	Value ($)

Health Care—8.5%
Abbott Laboratories	9,800	456,876
Aetna	4,400	329,780
Amgen	10,100 [a]	587,921
Becton, Dickinson & Co.	7,200	420,624
CIGNA	2,900	258,970
Caremark Rx	7,200 [a]	286,416
Coventry Health Care	4,400 [a]	299,816
Hillenbrand Industries	3,200	177,504
ImClone Systems	3,000 [a]	103,500
Johnson & Johnson	20,900	1,403,644
McKesson	10,100	381,275
Merck & Co.	19,700	637,689
Pfizer	28,600	751,322
Thermo Electron	14,600 [a]	369,234
UnitedHealth Group	5,800	553,204
Varian Medical Systems	6,400 [a]	219,392
Wyeth	9,300	392,274
		7,629,441
Interest Sensitive—14.5%
American Express	11,800	606,166
American International Group	20,300	1,124,823
Ameritrade Holding	31,000 [a]	316,510
Axis Capital Holdings	7,400	200,096
Bank of America	28,900	1,274,490
Bank of New York	10,800	313,740
Citigroup	35,400	1,590,876
Deutsche Bank	5,200	448,240
Fifth Third Bancorp	6,200	266,476
First Marblehead	3,900 [a]	224,367
Freddie Mac	6,700	423,440
General Electric	66,300	2,390,778
Genworth Financial, Cl. A	10,200	280,704
Lincoln National	6,900	311,466
Merrill Lynch & Co.	8,200	464,120

Growth Portfolio
Common Stocks (continued)	Shares		Value ($)

Interest Sensitive (continued)
MetLife	10,000		391,000
New Century Financial	4,300		201,326
North Fork Bancorporation	14,600		405,004
Northern Trust	9,100		395,304
PNC Financial Services Group	5,500		283,140
Prudential Financial	7,500		430,500
SAFECO	4,600		224,066
W.R. Berkley	7,200		357,120
			12,923,752
Producer Goods & Services—6.2%
Alcoa	11,100		337,329
Black & Decker	4,600		363,354
Burlington Northern Santa Fe	7,500		404,475
Cooper Industries, Cl. A	6,300		450,576
Dow Chemical	13,100		653,035
Engelhard	11,100		333,333
General Dynamics	4,700		503,135
ITT Industries	4,600		415,104
KB HOME	1,800		211,428
Monsanto	6,500		419,250
Parker Hannifin	5,500		335,060
Rockwell Automation	6,500		368,160
3M	9,100		779,779
			5,574,018
Services—4.9%
Accenture, Cl. A	18,100	[a]	437,115
Apollo Group, Cl. A	4,400	[a]	325,864
BellSouth	20,500		538,945
Computer Sciences	6,200		284,270
Dun & Bradstreet	2,500	[a]	153,625
Equifax	10,600		325,314
McGraw-Hill Cos.	3,800		331,550
Moody's	4,700		380,042
News, Cl. A	23,256		393,492

The Portfolios 41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth Portfolio
Common Stocks (continued)	Shares	Value ($)

Services (continued)
Pixar	1,900 [a]	185,345
Viacom, Cl. B	17,300	602,559
Walt Disney	14,500	416,585
		4,374,706
Technology—10.3%
Adobe Systems	3,400	228,378
Applied Materials	26,600 [a]	432,250
Autodesk	5,600	166,656
Cisco Systems	49,000 [a]	876,610
Dell	17,000 [a]	653,140
EMC	12,800 [a]	157,696
Hewlett-Packard	22,400	491,456
Intel	50,500	1,173,115
International Business Machines	11,300	1,032,594
Linear Technology	7,300	279,663
Microsoft	58,800	1,421,196
Motorola	32,000	479,040
Nokia, ADR	19,300	297,799
Oracle	49,500 [a]	617,760
QLogic	4,400 [a]	178,200
Storage Technology	8,200 [a]	252,560
Sun Microsystems	32,700 [a]	132,108
Symantec	16,400 [a]	349,812
		9,220,033
Utilities—3.1%
AT&T	22,900	429,375
Deutsche Telekom, ADR	16,200 [a]	323,352
Duquesne Light Holdings	10,600	189,952
Entergy	5,000	353,300
Progress Energy	7,800	327,210
SBC Communications	23,700	561,453
Southern	17,400	553,842
		2,738,484
Total Common Stocks
(cost $48,393,352)		56,730,184

Growth Portfolio (continued)
	Principal
Short-Term Investments—36.5%	Amount ($)	Value ($)

Repurchase Agreements—25.4%
Greenwich Capital Markets,
2.65%, dated 3/31/2005 to be repurchased
at $22,701,671 on 4/1/2005 (fully collateralized by
$23,005,000 of various U.S. Government
Agency Obligations, value $23,155,296)	22,700,000	22,700,000
U.S. Treasury Bills—11.1%
2.62%, 5/26/2005	10,000,000 [b]	9,960,200
Total Short-Term Investments
(cost $32,659,957)		32,660,200

Total Investments (cost $81,053,309)	100.0%	89,390,384
Liabilities, Less Cash and Receivables	(.0%)	(33,177)
Net Assets	100.0%	89,357,207

ADR—American Depository Receipts.
[a] Non-income producing.
[b] Partially held by the broker in a segregated account as collateral for open financial futures positions.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Short-Term Investments	36.5	Consumer Cyclical	5.4
Interest Sensitive	14.5	Consumer Staples	5.1
Technology	10.3	Services	4.9
Health Care	8.5	Utilities	3.1
Producer Goods & Services	6.2	Futures	(.8)
Energy	5.5		99.2

† Based on net assets. See notes to financial statements.

The Portfolios 43

STATEMENT OF FINANCIAL FUTURES

March 31, 2005 (Unaudited)

Growth and Income Portfolio
		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2005 ($)

Financial Futures Purchased
DJ EURO STOXX 50	112	4,360,933	June 2005	(46,751)
Deutsche Akteinindex	3	424,231	June 2005	(3,841)
Financial Times	37	3,434,221	June 2005	(63,123)
Hang Seng	2	172,065	April 2005	(1,321)
Russell 2000	45	13,902,750	June 2005	(403,248)
SPI ASX 200 Index	9	717,881	June 2005	(22,228)
Standard & Poor's 500	21	6,215,475	June 2005	(131,400)
TOPIX	21	2,311,145	June 2005	(19,158)
				(691,070)

See notes to financial statements.

44

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005 (Unaudited)

		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Assets ($):
Investments in securities—
See Statement of Investments †—
Note 2(c) (including securities on loan ††
and Repurchase Agreements of $25,640,000,
$34,970,000 and $22,700,000 for the Income
Portfolio, the Growth and Income Portfolio
and the Growth Portfolio, respectively):
Unaffiliated issuers	105,393,017	229,076,399	89,390,384
Affiliated issuers	25,802,173	37,988,421	—
Cash	66,512	345,906	59,788
Receivable for investment securities sold	1,945,823	1,628,543	129,483
Dividends and interest receivable	945,440	1,211,668	83,755
Receivable for shares of
Common Stock subscribed	7,045	3,747	7,579
Receivable for futures variation margin—Note 5	—	61,547	—
Prepaid expenses	15,053	18,503	13,320
	134,175,063	270,334,734	89,684,309

Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 4(b)	59,750	168,466	63,867
Liability for securities on loan—Note 2(c)	25,802,173	37,988,421	—
Payable for investment securities purchased	453,707	2,235,938	217,111
Payable for shares of Common Stock redeemed	319,666	66,212	5,413
Payable for futures variation margin—Note 5	30,750	—	9,791
Accrued expenses	42,021	60,954	30,920
	26,708,067	40,519,991	327,102

Net Assets ($)	107,466,996	229,814,743	89,357,207

The Portfolios 45

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (continued)

		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Composition of Net Assets ($):
Paid-in capital	109,337,377	234,117,234	96,333,232
Accumulated undistributed
investment income—net	344,140	835,346	617,141
Accumulated net realized gain
(loss) on investments	(1,635,272)	(22,143,965)	(15,239,171)
Accumulated net unrealized appreciation
(depreciation) on investments [including
($547,681) net unrealized (depreciation)
on financial futures for the Income Portfolio]	(579,249)	—	—
Accumulated net unrealized appreciation
(depreciation) on investments and foreign
currency transactions [including ($890,968)
and ($691,070) net unrealized (depreciation)
on financial futures for the Growth and Income
Portfolio and the Growth Portfolio, respectively]	—	17,006,128	7,646,005

Net Assets ($)	107,466,996	229,814,743	89,357,207

		Growth and
	Income	Income	Growth
Net Asset Value Per Share	Portfolio	Portfolio	Portfolio

Restricted Class Shares
Net Assets ($)	96,154,605	177,048,333	74,466,316
Shares Outstanding	7,654,949	11,497,817	5,108,141

Net Asset Value Per Share ($)	12.56	15.40	14.58

Investor Class Shares
Net Assets ($)	11,312,391	52,766,410	14,890,891
Shares Outstanding	904,697	3,246,197	1,018,302

Net Asset Value Per Share ($)	12.50	16.25	14.62

† Investments at cost ($):
Unaffiliated issuers	105,424,585	211,179,303	81,053,309
Affiliated issuers	25,802,173	37,988,421	—
†† Value of securities on loan ($)	29,207,600	39,503,384	—

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended March 31, 2005 (Unaudited)
		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Investment Income ($):
Income:
Interest	2,027,267	2,422,311	364,876
Cash dividends (net of $2,860 and
$1,339 foreign taxes withheld at source
for the Growth and Income Portfolio
and the Growth Portfolio, respectively)	—	1,412,657	680,347
Income from securities lending	10,583	18,843	595
Total Income	2,037,850	3,853,811	1,045,818
Expenses—Note 2(e):
Investment advisory fee—Note 4(a)	331,268	920,459	342,841
Shareholder servicing costs—Note 4(b)	53,027	9,985	30,940
Professional fees	18,076	23,645	16,987
Custodian fees—Note 4(b)	5,355	17,049	5,883
Registration fees	4,468	5,966	8,771
Prospectus and shareholders' reports	3,158	9,363	1,561
Directors' fees and expenses—Note 4(c)	2,314	4,057	1,699
Loan commitment fees—Note 3	426	—	492
Miscellaneous	9,830	11,247	—
Total Expenses	427,922	1,001,771	409,174
Less—reduction in custody fees
due to earnings credits—Note 2(c)	(1,150)	(1,404)	(712)
Net Expenses	426,772	1,000,367	408,462
Investment Income—Net	1,611,078	2,853,444	637,356

The Portfolios 47

STATEMENT OF OPERATIONS (Unaudited) (continued)

		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Realized and Unrealized Gain
(Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	94,482	7,377,750	2,651,784
Net realized gain (loss) on financial futures	1,650,289	4,281,644	3,247,217
Net Realized Gain (Loss)	1,744,771	11,659,394	5,899,001
Net unrealized appreciation (depreciation)
on investments [including ($344,902)
net unrealized (depreciation) on
financial futures for the Income Portfolio]	(2,459,542)	—	—
Net unrealized appreciation (depreciation)
on investments and foreign currency
transactions [including ($1,255,987) and
($761,364) net unrealized (depreciation)
on financial futures for the Growth and Income
Portfolio and the Growth Portfolio, respectively]	—	(2,813,163)	367,496
Net Realized and Unrealized Gain
(Loss) on Investments	(714,771)	8,846,231	6,266,497
Net Increase in Net Assets
Resulting from Operations	896,307	11,699,675	6,903,853

See notes to financial statements.

48

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2005	Year Ended
Income Portfolio	(Unaudited)	September 30, 2004

Operations ($):
Investment income—net	1,611,078	2,850,576
Net realized gain (loss) on investments	1,744,771	3,582,981
Net unrealized appreciation
(depreciation) on investments	(2,459,542)	(1,997,222)
Net Increase (Decrease) in Net Assets
Resulting from Operations	896,307	4,436,335

Dividends to Shareholders from ($):
Investment income—net:
Restricted Class shares	(3,319,892)	(3,153,119)
Investor Class shares	(381,058)	(594,878)
Total Dividends	(3,700,950)	(3,747,997)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class shares	5,262,385	13,064,864
Investor Class shares	1,003,073	3,366,175
Dividends reinvested:
Restricted Class shares	3,312,356	3,143,425
Investor Class shares	371,202	582,490
Cost of shares redeemed:
Restricted Class shares	(7,952,190)	(11,694,680)
Investor Class shares	(2,852,509)	(10,517,312)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(855,683)	(2,055,038)
Total Increase (Decrease) in Net Assets	(3,660,326)	(1,366,700)

Net Assets ($):
Beginning of Period	111,127,322	112,494,022
End of Period	107,466,996	111,127,322
Undistributed investment income—net	344,140	2,434,012

The Portfolios 49

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2005	Year Ended
Income Portfolio	(Unaudited)	September 30, 2004

Capital Share Transactions:
Restricted Class Shares
Shares sold	411,208	1,022,776
Shares issued for dividends reinvested	261,847	250,672
Shares redeemed	(620,747)	(912,367)
Net Increase (Decrease) in Shares Outstanding	52,308	361,081

Investor Class Shares
Shares sold	78,697	263,622
Shares issued for dividends reinvested	29,391	46,488
Shares redeemed	(225,225)	(820,697)
Net Increase (Decrease) in Shares Outstanding	(117,137)	(510,587)

See notes to financial statements.

50

	Six Months Ended
Growth and	March 31, 2005	Year Ended
Income Portfolio	(Unaudited)	September 30, 2004

Operations ($):
Investment income—net	2,853,444	4,527,265
Net realized gain (loss) on investments	11,659,394	21,487,681
Net unrealized appreciation
(depreciation) on investments	(2,813,163)	1,821,069
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,699,675	27,836,015

Dividends to Shareholders from ($):
Investment income—net:
Restricted Class shares	(4,824,672)	(3,988,463)
Investor Class shares	(1,023,330)	(2,314,150)
Total Dividends	(5,848,002)	(6,302,613)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class shares	7,463,346	31,682,206
Investor Class shares	1,793,992	6,748,956
Dividends reinvested:
Restricted Class shares	4,818,248	3,979,941
Investor Class shares	992,807	2,282,616
Cost of shares redeemed:
Restricted Class shares	(36,062,105)	(39,068,698)
Investor Class shares	(9,181,639)	(97,104,750)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(30,175,351)	(91,479,729)
Total Increase (Decrease) in Net Assets	(24,323,678)	(69,946,327)

Net Assets ($):
Beginning of Period	254,138,421	324,084,748
End of Period	229,814,743	254,138,421
Undistributed investment income—net	835,346	3,829,904

The Portfolios 51

STATEMENT OF CHANGES IN NET ASSETS (continued)

See notes to financial statements.

52
	Six Months Ended
	March 31, 2005	Year Ended
Growth Portfolio	(Unaudited)	September 30, 2004

Operations ($):
Investment income—net	637,356	398,614
Net realized gain (loss) on investments	5,899,001	6,958,361
Net unrealized appreciation
(depreciation) on investments	367,496	2,965,526
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,903,853	10,322,501

Dividends to Shareholders from ($):
Investment income—net:
Restricted Class shares	(415,045)	(381,433)
Investor Class shares	—	(60,538)
Total Dividends	(415,045)	(441,971)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class shares	4,696,292	17,595,682
Investor Class shares	1,306,581	5,484,116
Dividends reinvested:
Restricted Class shares	411,385	377,897
Investor Class shares	—	60,492
Cost of shares redeemed:
Restricted Class shares	(10,763,839)	(13,031,594)
Investor Class shares	(2,222,609)	(15,609,631)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(6,572,190)	(5,123,038)
Total Increase (Decrease) in Net Assets	(83,382)	4,757,492

Net Assets ($):
Beginning of Period	89,440,589	84,683,097
End of Period	89,357,207	89,440,589
Undistributed investment income—net	617,141	394,830

The Portfolios 53

STATEMENT OF CHANGES IN NET ASSETS (continued)

See notes to financial statements.

54

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single portfolio share.Total return shows how much your investment in each portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the portfolios' financial statements.

a	As required, effective October 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended September 30, 2002 was to decrease net investment income per share by $.06, increase net realized and unrealized gain (loss) on investments per share by $.06 and decrease the ratio of net investment income to average net assets from 3.75% to 3.31%. Per share data and ratios/supplemental data for periods prior to October 1, 2001 have not been restated to reflect these changes in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
See notes to financial statements.

The Portfolios 55

FINANCIAL HIGHLIGHTS (continued)

[a]	As required, effective October 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended September 30, 2002 was to decrease net investment income per share by $.05, increase net realized and unrealized gain (loss) on investments per share by $.05 and decrease the ratio of net investment income to average net assets from 3.30% to 2.95%. Per share data and ratios/supplemental data for periods prior to October 1, 2001 have not been restated to reflect these changes in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
See notes to financial statements.

56

[a]	As required, effective October 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended September 30, 2002 was to decrease net investment income per share by $.03, increase net realized and unrealized gain (loss) on investments per share by $.03 and decrease the ratio of net investment income to average net assets from 2.49% to 2.28%. Per share data and ratios/supplemental data for periods prior to October 1, 2001 have not been restated to reflect these changes in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
See notes to financial statements.

The Portfolios 57

FINANCIAL HIGHLIGHTS (continued)

[a]	As required, effective October 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended September 30, 2002 was to decrease net investment income per share by $.03, increase net realized and unrealized gain (loss) on investments per share by $.03 and decrease the ratio of net investment income to average net assets from 2.00% to 1.79%. Per share data and ratios/supplemental data for periods prior to October 1, 2001 have not been restated to reflect these changes in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
See notes to financial statements.

58

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
See notes to financial statements.

The Portfolios 59

FINANCIAL HIGHLIGHTS (continued)

[a]	Based on average shares outstanding at each month end
[b]	Amount represents less than $.01 per share.
[c]	Not annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—General:

Dreyfus LifeTime Portfolios, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three diversified portfolios: the Income Portfolio, the primary investment objective of which is to maximize current income, the Growth and Income Portfolio, the investment objective of which is to maximize total return, consisting of capital appreciation and current income and the Growth Portfolio, the investment objective of which is capital appreciation. The fund accounts separately for the assets, liabilities and operations of each portfolio.The Dreyfus Corporation ("Dreyfus") serves as each portfolio's investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Mellon Equity Associates ("Mellon Equity"), an indirect wholly-owned subsidiary of Mellon Financial, serves as each portfolio's sub-investment adviser.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares, which are sold to the public without a sales charge.The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Restricted and Investor. Investor Class shares are offered to any investor and Restricted Class shares are offered only to clients of certain banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the classes include the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Portfolios 61

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The portfolios enter into contracts that contain a variety of indemnifications. The portfolios' maximum exposure under these arrangements is unknown. The portfolios do not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Debt securities (excluding short-term investments (other than U.S. Treasury Bills) and financial futures) are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the portfolio not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the portfolio to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Foreign currency transactions: Each portfolio does not isolate that portion of the results of operations resulting from changes in foreign

The Portfolios 63

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the portfolios' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the portfolios receive earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the portfolios include net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, each portfolio may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus. Each portfolio will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lend-

ing transaction. Although each security loaned is fully collateralized, each portfolio would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Each portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller's agreement to repurchase and each portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with each portfolio's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as "affiliated" in the Act.

(e) Expenses: Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

(f) Dividends to shareholders: Dividends are recorded by each portfolio on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, with respect to each portfolio, are normally declared and paid annually, but each portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that a net realized capital gain of a portfolio can be offset by a capital loss carryover of that portfolio,

The Portfolios 65

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

such gain will not be distributed. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(g) Federal income taxes: It is the policy of each portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each portfolio is treated as a single entity for the purpose of determining such qualification.

The following summarizes each portfolio's unused capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2004:

	2010 ($)†	2011 ($)†	Total ($)

Income Portfolio	3,208,987	336,907	3,545,894
Growth and Income Portfolio	7,722,347	24,730,416	32,452,763
Growth Portfolio	11,024,260	9,843,198	20,867,458

† If not applied, the carryovers expire in the above years.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2004 for the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio, respectively, were as follows: ordinary income $3,747,997, $6,302,613 and $441,971.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 3—Bank Line of Credit:

Each portfolio participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, each portfolio has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to a portfolio based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2005, none of the portfolios borrowed under the Facility.

NOTE 4—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement (the "Agreement") with Dreyfus, the Investment Advisory fee is computed on the value of each Portfolio's average daily net assets and is payable monthly at the following annual rates: .60 of 1% of the Income portfolio and .75 of 1% of the Growth and Income Portfolio and the Growth Portfolio.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Equity, Dreyfus has agreed to pay Mellon Equity a monthly sub-advisory fee for each portfolio, computed at the following annual rates:

Annual Fee as a Percentage of
Total Portfolio Net Assets	Average Daily Net Assets of each Portfolio

0 up to $600 million	.35 of 1%
$600 million up to $1.2 billion	.25 of 1%
$1.2 billion up to $1.8 billion	.20 of 1%
In excess of $1.8 billion	.15 of 1%

(b) Under the Shareholder Services Plan, each portfolio pays the Distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of each portfolio's Investor Class shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding each portfolio and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

The Portfolios

67

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended March 31, 2005, each portfolio's Investor Class was charged the following pursuant to the Shareholder Services Plan:

Income Portfolio	$15,766
Growth and Income Portfolio	70,075
Growth Portfolio	18,743

Each portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each portfolio. During the period ended March 31, 2005, each portfolio was charged the following pursuant to the transfer agency agreement:

Income Portfolio	$ 3,120
Growth and Income Portfolio	14,760
Growth Portfolio	3,129

Each portfolio compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for each portfolio. During the period ended March 31, 2005, each portfolio was charged the following pursuant to the custody agreement:

Income Portfolio	$ 5,355
Growth and Income Portfolio	17,049
Growth Portfolio	5,883

The following summarizes the components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities for each portfolio:

	Investment	Shareholder		Transfer Agency
	Advisory	Services	Custodian	Per Account
	Fees ($)	Plan Fees ($)	Fees ($)	Fees ($)

Income Portfolio	55,121	2,475	1,336	818
Growth and
Income Portfolio	148,413	11,303	4,646	4,104
Growth Portfolio	57,804	3,195	1,898	970

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 5—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures, during the period ended March 31, 2005:

	Purchases ($)	Sales ($)

Income Portfolio	17,808,241	16,779,382
Growth and Income Portfolio	58,381,330	85,639,644
Growth Portfolio	22,095,896	22,003,824

Each portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. A portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a portfolio to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading.Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, a portfolio recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at March 31, 2005, are set forth in the Statements of Financial Futures.

The following summarizes accumulated net unrealized appreciation (depreciation) on investments for each portfolio at March 31, 2005:

	Gross	Gross
	Appreciation ($)	(Depreciation) ($)	Net ($)

Income Portfolio	1,775,220	1,806,788	(31,568)
Growth and Income Portfolio	22,172,731	4,275,635	17,897,096
Growth Portfolio	9,619,469	1,282,394	8,337,075

The Portfolios 69

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At March 31, 2005, the cost of investments for each portfolio for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 6—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the "Funds") in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. None of the trustees of the Trust, nor the funds, were named in the actions. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus' ability to perform its contract with the Funds.

The Portfolios 71

NOTES

For More	Information

Dreyfus LifeTime	Custodian
Portfolios, Inc.	Mellon Bank, N.A.
200 Park Avenue	One Mellon Bank Center
New York, NY 10166	Pittsburgh, PA 15258
Investment Adviser	Transfer Agent &
The Dreyfus Corporation	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Sub-Investment Adviser	New York, NY 10166
Mellon Equity Associates	Distributor
500 Grant Street	Dreyfus Service Corporation
Pittsburgh, PA 15258	200 Park Avenue
New York, NY 10166

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available through the fund's website at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

®

© 2005 Dreyfus Service Corporation DRPSA0305

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 9. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIFETIME PORTFOLIOS, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	June 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	June 1, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	June 1, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)